Notes to the consolidated statements of cash flows - Financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes to the consolidated statements of cash flows
Beginning balance	€ 41,824	€ 42,086
Cash flows	(7,428)	(7,568)
Disposals	(361)	(2,998)
Other Changes	2,539	7,986
Paid Interest	2,314	2,375
Foreign Exchange Movements	78	(57)
Ending balance	38,966	41,824
Payment of lease liabilities
Notes to the consolidated statements of cash flows
Beginning balance	41,824	42,086
Cash flows	(7,428)	(7,568)
Disposals	(361)	(2,998)
Other Changes	2,539	7,986
Paid Interest	2,314	2,375
Foreign Exchange Movements	78	(57)
Ending balance	€ 38,966	€ 41,824